EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2012-B
Monthly Servicer's Statement
for the month ended August 31, 2013

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	9.72%
From	01-Aug-13	15-Aug-13	16-Sep-13	Floating Allocation Percentage at Month-End	85.54%
To	31-Aug-13	16-Sep-13
Days	32

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-B balances were:		Payment Date	Period	Period
		5/15/2014	11/1/2013	No
Notes	$250,000,000.00

Principal Amount of Debt	250,000,000.00
Required Overcollateralization	$64,475,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$189,065.60
Series Nominal Liquidation Amount	314,664,065.60

Required Participation Amount	$314,664,065.60		Accumulation Account
Excess Receivables	$68,834,644.35		Beginning	-

Total Collateral	$383,498,709.95		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	153.40%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	32
	Total Pool		LIBOR	0.184060%
Beginning Gross Principal Pool Balance	$4,267,215,811.46		Applicable Margin	0.350000%
Total Principal Collections	$(2,025,944,100.44)			0.534060%
Investment in New Receivables	$2,207,200,944.24
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$0.00		Interest	118,680.00	0.12
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.12
Less Net CMA Offset	$(497,087,557.19)
Less Servicing Adjustment	$(5,925,119.15)		Total Due Investors	118,680.00	0.534060%
Ending Balance	$3,945,459,978.92		Servicing Fee	$262,062.50
			Excess Cash Flow	422,945.13
SAP for Next Period	9.72%

Average Receivable Balance	$3,863,008,808.82
Monthly Payment Rate	52.44%		Reserve Account

Interest Collections			Required Balance	$1,875,000.00
During the past collection period, the following activity occurred:			Current Balance	$1,875,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$9,666,110.83
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$9,666,110.83